UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 2.6%
	United States Treasury Bill
$2,000,000	0.000%, 04/07/2016[1]	$1,999,917
500,000	0.000%, 04/28/2016[1]	499,968
5,000,000	0.000%, 05/12/2016[1]	4,998,519
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $7,498,404)	7,498,404

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS - 0.6%
	CALL OPTIONS - 0.5%
	CBOT Wheat Futures
830	Exercise Price: $495, Expiration Date: June 20, 2016	461,687
	CME Live Cattle Futures
618	Exercise Price: $128, Expiration Date: August 5, 2016	339,900
	CMX Gold Futures
345	Exercise Price: $1,265, Expiration Date: April 26, 2016	358,800
	JPMorgan Chase & Co.
1,250	Exercise Price: $62.50, Expiration Date: April 15, 2016	13,750
	OTC EUR versus USD
35,000,000	Exercise Price: $1.16, Expiration Date: May 2, 2016	179,222
	OTC HKD versus USD
60,000,000	Exercise Price: $7.765, Expiration Date: June 21, 2016	102,280
	TOTAL CALL OPTIONS
	(Cost $1,754,090)	1,455,639

	PUT OPTIONS - 0.1%
	CME E-mini S&P 500 Futures
87	Exercise Price: $2,020, Expiration Date: March 31, 2016	217
	NYBOT Coffee 'C' Futures
60	Exercise Price: $127.50, Expiration Date: April 8, 2016	51,975
59	Exercise Price: $130, Expiration Date: April 8, 2016	84,960
	NYBOT FCOJ-A Futures
95	Exercise Price: $130, Expiration Date: April 15, 2016	6,413
	NYBOT Sugar #11 Futures
76	Exercise Price: $16.50, Expiration Date: April 15, 2016	106,400
	OTC BRL versus USD
10,000,000	Exercise Price: $2.78, Expiration Date: August 25, 2016	3,970
	TOTAL PUT OPTIONS
	(Cost $207,966)	253,935

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,962,056)	1,709,574

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 92.2%
$263,620,517	UMB Money Market Fiduciary, 0.01%[2]	$263,620,517
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $263,620,517)	263,620,517

	TOTAL INVESTMENTS - 95.4%
	(Cost $273,080,977)	272,828,495
	Other Assets in Excess of Liabilities - 4.6%	13,160,342
	TOTAL NET ASSETS - 100.0%	$285,988,837

Number
of Shares
	SECURITIES SOLD SHORT - (0.5)%
	COMMON STOCKS - (0.5)%
	FINANCIALS - (0.5)%
(2,400)	Goldman Sachs Group, Inc.	$(376,752)
(19,200)	JPMorgan Chase & Co.	(1,137,024)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,529,941)	$(1,513,776)

Number
of Contracts
	WRITTEN OPTIONS CONTRACTS - (0.1)%
	CALL OPTIONS - (0.1)%
	CBOT Wheat Futures
(830)	Exercise Price: $530, Expiration Date: May 20, 2016	$(197,125)
	CMX Gold Futures
(345)	Exercise Price: $1,295, Expiration Date: April 26, 2016	(169,050)
	NYBOT Coffee 'C' Futures
(119)	Exercise Price: $132.50, Expiration Date: April 8, 2016	(31,238)
	TOTAL CALL OPTIONS
	(Proceeds $400,224)	(397,413)

	PUT OPTIONS - (0.0)%
	CBOT Wheat Futures
(150)	Exercise Price: $460, Expiration Date: April 22, 2016	(30,000)
	TOTAL PUT OPTIONS
	(Proceeds $105,387)	(30,000)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $505,611)	$(427,413)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Value at	Value at	Appreciation
Long Contracts	Date	Contracts	Trade Date	March 31, 2016	(Depreciation)
Commodity Futures
CBOT Corn	May 2016	18	$319,339	$316,350	$(2,989)
CBOT Soybean	May 2016	33	1,440,155	1,502,738	62,583
CBOT Soybean	November 2016	18	794,464	832,275	37,811
CBOT Soybean Meal	May 2016	25	763,095	675,750	(87,345)
CBOT Soybean Oil	May 2016	36	665,624	739,152	73,528
CBOT Wheat	May 2016	203	4,635,848	4,806,025	170,177
CME Lean Hogs	December 2016	20	507,618	508,200	582
CME Live Cattle	August 2016	5	229,718	240,350	10,632
CMX Copper	May 2016	9	471,402	491,175	19,773
CMX Silver	May 2016	180	13,364,479	13,917,600	553,121
LME Primary Nickel	May 2016	14	736,877	711,438	(25,439)
LME Zinc	May 2016	12	555,643	543,675	(11,968)
NYB Orange Juice	July 2016	18	362,226	396,225	33,999
NYBOT Cocoa	December 2016	66	1,906,490	1,928,520	22,030
NYBOT Coffee 'C'	May 2016	155	7,556,601	7,408,031	(148,570)
NYBOT Sugar #11	October 2017	166	2,540,727	2,870,605	329,878
NYMEX Natural Gas	May 2016	6	111,978	117,540	5,562
NYMEX Natural Gas	July 2016	178	3,777,527	3,832,340	54,813
NYMEX Platinum	July 2016	297	14,582,470	14,515,875	(66,595)
NYMEX RBOB Gasoline	December 2016	13	677,437	663,226	(14,211)
NYMEX WTI Crude	May 2016	22	856,725	843,480	(13,245)
Currency Futures
CME Mexican Peso	June 2016	57	1,588,759	1,638,465	49,706
Total Long Contracts			58,445,202	59,499,035	1,053,833

					Unrealized
	Expiration	Number of	Value at	Value at	Appreciation
Short Contracts	Date	Contracts	Trade Date	March 31, 2016	(Depreciation)
Commodity Futures
CMX Gold	June 2016	(94)	(11,493,553)	(11,614,640)	(121,087)
CMX Gold	October 2016	(7)	(882,906)	(866,810)	16,096
NYMEX Natural Gas	September 2016	(178)	(3,890,713)	(3,981,860)	(91,147)
Index Futures
CME E-mini S&P 500	June 2016	(58)	(5,830,023)	(5,949,350)	(119,327)
Total Short Contracts			(22,097,195)	(22,412,660)	(315,465)

TOTAL FUTURES CONTRACTS			$36,348,007	$37,086,375	$738,368

See accompanying Notes to Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

		Currency			Unrealized
	Currency	Amount	Value at	Value at	Appreciation
Purchase Contracts	Exchange	Purchased	Settlement Date	March 31, 2016	(Depreciation)
Canadian Dollars	CAD per USD	7,817,760	$6,000,000	$6,019,341	$19,341
Japanese Yen	JPY per USD	676,740,000	6,039,254	6,014,535	(24,719)
Mexican Peso	MXN per USD	58,577,300	3,257,443	3,387,950	130,507
Norwegian Krone	NOK per USD	310,698,184	36,703,553	37,546,675	843,122
Swedish Krona	SEK per USD	25,265,128	3,050,917	3,113,003	62,086
			55,051,167	56,081,504	1,030,337

		Currency			Unrealized
	Currency	Amount	Value at	Value at	Appreciation
Sale Contracts	Exchange	Sold	Settlement Date	March 31, 2016	(Depreciation)
Canadian Dollars	CAD per USD	(23,760,018)	(18,222,619)	(18,294,199)	(71,580)
Hong Kong Dollar	HKD per USD	(93,050,400)	(12,000,000)	(11,995,772)	4,228
Japanese Yen	JPY per USD	(676,740,000)	(6,000,000)	(6,014,534)	(14,534)
Norwegian Krone	NOK per USD	(51,261,745)	(6,050,918)	(6,194,784)	(143,866)
Swedish Krona	SEK per USD	(176,592,908)	(21,432,410)	(21,758,617)	(326,207)
			(63,705,947)	(64,257,906)	(551,959)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(8,654,780)	$(8,176,402)	$478,378

CAD - Canadian Dollars
HKD - Hong Kong Dollar
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

See accompanying Notes to Schedule of Investments.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 115.5%
	COMMUNICATIONS – 0.4%
1,250	Cablevision Systems Corp. - Class A1	$41,250

	CONSUMER STAPLES – 5.3%
9,000	Jarden Corp.*1	530,550

	ENERGY – 8.5%
11,000	Cameron International Corp.*1	737,550
4,513	Northern Tier Energy LP1	106,372
		843,922
	FINANCIALS – 74.2%
266	Ameris Bancorp[1]	7,868
36,290	Astoria Financial Corp.[1]	574,834
40,610	Avenue Financial Holdings, Inc.*1	786,616
35,223	Cape Bancorp, Inc. [1]	473,397
29,511	Cheviot Financial Corp.[1]	433,516
40,000	First Niagara Financial Group, Inc.[1]	387,200
46,514	FirstMerit Corp.[1]	979,120
36,755	Fox Chase Bancorp, Inc.[1]	710,107
10,063	Heartland Payment Systems, Inc.[1]	971,784
14,008	HF Financial Corp.[1]	252,144
3,419	LaPorte Bancorp, Inc.	53,883
40,000	National Penn Bancshares, Inc.[1]	425,600
22,654	Pulaski Financial Corp.[1]	365,862
8,807	Southcoast Financial Corp.*1	114,931
45,000	Talmer Bancorp, Inc. - Class A1	814,050
		7,350,912
	INDUSTRIALS – 9.8%
10,543	PowerSecure International, Inc.*1	197,049
25,000	Progressive Waste Solutions Ltd.[1,2]	775,750
		972,799
	TECHNOLOGY – 17.3%
15,691	Atmel Corp.[1]	127,411
38,702	Cascade Microtech, Inc.*1	798,035
10,773	KLA-Tencor Corp.[1]	784,382
		1,709,828
	TOTAL COMMON STOCKS (Cost $10,929,038)	11,449,261

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 51.2%
$5,070,467	UMB Money Market Fiduciary, 0.01%[3]	$5,070,467

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,070,467)	5,070,467

	TOTAL INVESTMENTS – 166.7% (Cost $15,999,505)	16,519,728
	Liabilities in Excess of Other Assets – (66.7)%	(6,610,194)

	TOTAL NET ASSETS – 100.0%	$9,909,534

Number of Shares

	SECURITIES SOLD SHORT – (80.5)%
	COMMON STOCKS – (80.5)%
	CONSUMER DISCRETIONARY – (3.5)%
(7,758)	Newell Rubbermaid, Inc.	(343,602)

	ENERGY – (6.3)%
(7,876)	Schlumberger Ltd.[2]	(580,855)
(1,347)	Western Refining, Inc.	(39,184)
		(620,039)
	FINANCIALS – (56.4)%
(266)	Ameris Bancorp	(7,868)
(8,976)	BB&T Corp.	(298,631)
(5,339)	BNC Bancorp	(112,760)
(21,262)	Chemical Financial Corp.	(758,841)
(17,896)	First Busey Corp.	(366,510)
(6,729)	Global Payments, Inc.	(439,404)
(6,817)	Great Western Bancorp, Inc.	(185,900)
(1,386)	Horizon Bancorp	(34,262)
(80,004)	Huntington Bancshares, Inc.	(763,238)
(27,200)	KeyCorp	(300,288)
(10,204)	MainSource Financial Group, Inc.	(215,202)
(36,290)	New York Community Bancorp, Inc.	(577,011)
(22,450)	OceanFirst Financial Corp.	(396,916)
(14,618)	Pinnacle Financial Partners, Inc.	(717,159)
(21,462)	Univest Corp. of Pennsylvania	(418,724)
		(5,592,714)
	INDUSTRIALS – (7.8)%
(12,037)	Waste Connections, Inc.	(777,470)

	TECHNOLOGY – (6.5)%
(25,287)	FormFactor, Inc.*	(183,837)
(5,387)	Lam Research Corp.	(444,966)

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(297)	Microchip Technology, Inc.	$(14,315)
		(643,118)
	TOTAL COMMON STOCKS (Proceeds $7,621,473)	(7,976,943)

	TOTAL SECURITIES SOLD SHORT (Proceeds $7,621,473)	$(7,976,943)

LP – Limited Partnership

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of March 31, 2016, total assets of the Fund were $290,446,643, of which $51,433,946, or approximately 18%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Forward Foreign Currency Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(c) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(d) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bear the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Short-Term Investments
The Commodity Strategies Global Macro Fund invests a significant amount (92.2% as of March 31, 2016) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Commodity Strategies Global Macro Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk.  The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$271,665,057	$15,999,866

Gross unrealized appreciation	$-	$688,425
Gross unrealized depreciation	(246,697)	(168,563)
Net unrealized appreciation (depreciation) on investments	$(246,697)	$519,862

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
U.S. Government and Agencies	$-	$7,498,404	$-	$7,498,404
Purchased Options Contracts	1,709,574	-	-	1,709,574
Short-Term Investments	263,620,517	-	-	263,620,517
Total Investments	265,330,091	7,498,404	-	272,828,495
Other Financial Instruments*
Futures Contracts	1,440,291	-	-	1,440,291
Forward Foreign Currency Contracts	-	1,059,284	-	1,059,284
Total Assets	$266,770,382	$8,557,688	$-	$275,328,070

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Liabilities
Investments
Common Stocks[1]	$1,513,776	$-	$-	$1,513,776
Written Options Contracts	427,413	-	-	427,413
Total Investments	1,941,189	-	-	1,941,189
Other Financial Instruments*
Futures Contracts	701,923	-	-	701,923
Forward Foreign Currency Contracts	-	580,906	-	580,906
Total Liabilities	$2,643,112	$580,906	$-	$3,224,018

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks[1]	$11,449,261	$-	$-	$11,449,261
Short-Term Investments	5,070,467	-	-	5,070,467
Total Assets	$16,519,728	$-	$-	$16,519,728

Liabilities
Securities Sold Short
Common Stocks[1]	$7,976,943	$-	$-	$7,976,943
Total Liabilities	$7,976,943	$-	$-	$7,976,943

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	5/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/31/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/31/16